UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21982
Guggenheim Strategic Opportunities Fund
(Exact name of registrant as specified in charter)
2455 Corporate West Drive Lisle, IL 60532
(Address of principal executive offices) (Zip code)
Kevin M. Robinson 2455 Corporate West Drive Lisle, IL 60532
(Name and address of agent for service)

Registrant’s telephone number, including area code: (630) 505-3700

Date of fiscal year end: May 31
Date of reporting period: June 1, 2011 – August 31, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.    Schedule of Investments.
        Attached hereto.

GOF Guggenheim Strategic Opportunities Fund
Portfolio of Investments
August 31, 2011 (unaudited)

Principal Amount	Description	Rating (S&P)*	Coupon	Maturity	Optional Call Provisions**	Value
	Long-Term Investments - 137.3%
	Corporate Bonds - 44.7%
	Advertising - 0.3%
$100,000	inVentiv Health, Inc.(a)	Caa2	10.00%	08/15/2018	08/15/14 @ 105	$90,250
400,000	MDC Partners, Inc. (Canada)(b)	B+	11.00%	11/01/2016	11/01/13 @ 106	430,500
						520,750

	Aerospace & Defense - 0.7%
500,000	Kratos Defense & Security Solutions, Inc.	B+	10.00%	06/01/2017	06/01/14 @ 105	513,750
700,000	Sequa Corp.(a)	CCC	11.75%	12/01/2015	12/01/11 @ 106	728,000
						1,241,750

	Airlines - 8.6%
1,407,144	Aircraft Certificate Owner Trust, Series 2003-1A, Class D(a)	BB+	6.46%	09/20/2022	N/A	1,393,073
2,000,000	Aircraft Certificate Owner Trust, Series 2003-1A, Class E(a)	BB+	7.00%	09/20/2022	N/A	1,820,000
1,194,736	America West Airlines 2001-1 Pass-Through Trust, Series 011G(b)	BB+	7.10%	10/02/2022	N/A	1,121,546
1,098,919	Atlas Air 1998-1 Pass-Through Trust, Series 1998-1, Class A	NR	7.38%	07/02/2019	N/A	1,054,962
211,186	Atlas Air 1999-1 Pass-Through Trust, Series 99-1	NR	6.88%	04/02/2014	N/A	200,627
245,749	Atlas Air 2000-1 Pass Through Trust, Series 00-1, Class A	NR	8.71%	07/02/2021	N/A	254,351
3,903,200	AWAS Aviation Capital Ltd. (Ireland)(a) (b)	BBB-	7.00%	10/15/2016	10/18/13 @ 104	3,766,588
329,354	Continental Airlines 2007-1 Pass-Through Trust, Series 071C	B	7.34%	04/19/2014	N/A	321,120
1,000,000	Delta Air Lines 2011-1 Class A Pass-Through Trust, Class A(b)	A-	5.30%	04/15/2019	N/A	980,000
1,500,000	Delta Air Lines 2011-1 Class B Pass Through Trust, Series 1B	BB	7.13%	10/15/2014	N/A	1,495,575
847,000	Global Aviation Holdings, Inc.(b) (c)	D	14.00%	08/15/2013	08/15/12 @ 111	700,892
1,778,684	UAL 2009-2A Pass-Through Trust, Series 09-2(b)	BBB+	9.75%	01/15/2017	N/A	2,018,806
						15,127,540

	Auto Parts & Equipment - 0.1%
250,000	Exide Technologies(a)	B	8.63%	02/01/2018	02/01/15 @ 104	237,500

	Banks - 7.1%
1,000,000	Agfirst Farm Credit Bank(a) (b)	A	7.30%	04/15/2017	10/03/11 @ 100	1,011,510
1,250,000	Barclays Bank PLC (United Kingdom)(b) (c) (d)	A-	6.28%	-	12/15/34 @ 100	925,000
1,200,000	BNP Paribas SA (France)(a) (b) (c) (d)	A	7.20%	-	06/25/37 @ 100	1,026,000
350,000	Comerica Bank	A-	7.88%	09/15/2026	N/A	423,753
1,000,000	Fifth Third Bancorp(b)	BBB-	8.25%	03/01/2038	N/A	1,133,416
1,000,000	KeyCorp Capital III(b)	BB	7.75%	07/15/2029	N/A	1,001,657
1,250,000	Mellon Capital IV, Series 1(b) (c) (d)	A-	6.24%	-	06/20/12 @ 100	1,118,750
1,250,000	Northgroup Preferred Capital Corp.(a) (b) (c) (d)	A	6.38%	-	10/15/17 @ 100	1,151,650
700,000	PNC Preferred Funding Trust III(a) (b) (c) (d)	BBB	8.70%	-	03/15/13 @ 100	715,568
500,000	Rabobank Nederland NV (Netherlands)(a) (b) (c) (d)	AA-	11.00%	-	06/30/19 @ 100	628,750
1,400,000	Royal Bank of Scotland Group PLC, Series U (United Kingdom)(b) (c) (d)	C	7.64%	-	09/29/17 @ 100	840,000
650,000	Susquehanna Capital II(b)	BB-	11.00%	03/23/2040	03/23/15 @ 100	682,500
1,250,000	US AgBank FCB(a) (b) (c) (d)	A	6.11%	-	07/10/12 @ 100	805,363
1,000,000	Wells Fargo Capital XIII, Series GMTN(b) (c) (d)	A-	7.70%	-	06/26/13 @ 100	1,010,000
						12,473,917

	Building Materials - 0.8%
1,750,000	Cemex SAB de CV (Mexico)(a)	B	9.00%	01/11/2018	01/11/15 @ 105	1,443,750

	Commercial Services - 2.3%
334,000	Bankrate, Inc.	BB-	11.75%	07/15/2015	07/15/13 @ 106	377,420
1,800,000	DynCorp International, Inc.	B-	10.38%	07/01/2017	07/01/14 @ 105	1,719,000
2,050,000	NCO Group, Inc.	CCC-	11.88%	11/15/2014	11/15/11 @ 103	1,896,250
						3,992,670

	Computers - 0.9%
705,000	Compucom Systems, Inc.(a)	B	12.50%	10/01/2015	10/01/12 @ 103	710,287
650,000	iGate Corp.(a)	B+	9.00%	05/01/2016	05/01/14 @ 105	614,250
244,000	Stratus Technologies, Inc.(b)	B-	12.00%	03/29/2015	04/15/13 @ 112	215,940
						1,540,477

	Distribution & Wholesale - 0.8%
370,000	Baker & Taylor, Inc.(a)	CCC+	11.50%	07/01/2013	07/01/11 @ 100	281,200
1,100,000	Intcomex, Inc.(b)	B-	13.25%	12/15/2014	12/15/12 @ 107	1,072,500
						1,353,700

	Diversified Financial Services - 4.8%
2,000,000	International Lease Finance Corp.(a) (b)	BBB-	7.13%	09/01/2018	N/A	2,020,000
4,365,039	Lancer Finance Co. SPV Ltd. (British Virgin Islands)(a) (b)	Baa3	5.85%	12/12/2016	N/A	4,631,917
2,000,000	Svensk Exportkredit AB (Sweden)(a) (b) (d)	A+	6.38%	-	12/27/11 @ 100	1,803,090
						8,455,007

	Electrical Components & Equipment - 0.2%
275,000	Coleman Cable, Inc.	B	9.00%	02/15/2018	02/15/14 @ 105	274,313

	Engineering & Construction - 1.5%
1,350,000	Alion Science and Technology Corp.(m)	B	12.00%	11/01/2014	04/01/13 @ 105	1,275,750
2,000,000	Alion Science and Technology Corp.	CCC	10.25%	02/01/2015	02/01/12 @ 103	1,360,000
						2,635,750

	Entertainment - 2.3%
874,000	Agua Caliente Band of Cahuilla Indians(a)	BB+	6.35%	10/01/2015	N/A	868,363
375,000	Diamond Resorts Corp.	B-	12.00%	08/15/2018	08/15/14 @ 106	363,750
1,475,000	Lions Gate Entertainment, Inc.(a) (b)	B-	10.25%	11/01/2016	11/01/13 @ 105	1,460,250
700,000	River Rock Entertainment Authority(b)	B-	9.75%	11/01/2011	10/03/11 @ 100	507,500
300,000	WMG Acquisition Corp.	BB-	9.50%	06/15/2016	06/15/13 @ 105	306,000
500,000	WMG Acquisition Corp.(a)	B-	11.50%	10/01/2018	10/01/14 @ 109	455,000
						3,960,863

	Food - 1.5%
500,000	BI-LO, LLC / BI-LO Finance Corp.(a)	B	9.25%	02/15/2019	02/15/15 @ 105	488,750
2,125,000	Bumble Bee Acquisition Corp.(a)	B	9.00%	12/15/2017	12/15/14 @ 105	2,061,250
						2,550,000

	Forest Products & Paper - 0.1%
250,000	Verso Paper Holdings, LLC / Verso Paper, Inc.	B	8.75%	02/01/2019	02/01/15 @ 104	199,375

	Health Care Services - 0.8%
800,000	Apria Healthcare Group, Inc.(b)	BB+	11.25%	11/01/2014	11/01/12 @ 103	788,000
275,000	OnCure Holdings, Inc.	B	11.75%	05/15/2017	05/15/14 @ 106	248,188
312,333	Symbion, Inc.(e)	CCC+	11.00%	08/23/2015	08/23/12 @ 103	310,771
						1,346,959

	Household Products & Housewares - 0.7%
1,445,000	American Achievement Corp.(a)	B	10.88%	04/15/2016	10/15/13 @ 105	1,156,000

	Housewares - 0.0%
75,000	American Standard Americas(a)	B	10.75%	01/15/2016	01/15/13 @ 105	60,750

	Insurance - 4.5%
1,000,000	Allstate Corp.(b) (c)	BBB	6.50%	05/15/2067	05/15/37 @ 100	915,000
1,000,000	American Financial Group, Inc.(b)	BBB+	9.88%	06/15/2019	N/A	1,257,692
1,000,000	AXA SA (France)(a) (b) (c) (d)	BBB	6.46%	-	12/14/18 @ 100	770,000
800,000	Ironshore Holdings US, Inc.(a) (b)	BBB-	8.50%	05/15/2020	N/A	868,248
1,000,000	MetLife Capital Trust IV(a) (b)	BBB	7.88%	12/15/2037	12/15/32 @ 100	1,020,000
700,000	National Life Insurance Co.(a) (b)	BBB+	10.50%	09/15/2039	N/A	954,626
800,000	Penn Mutual Life Insurance Co.(a)	A	7.63%	06/15/2040	N/A	937,145
1,250,000	Progressive Corp.(b) (c)	A-	6.70%	06/15/2067	06/15/17 @ 100	1,237,500
						7,960,211

	Internet - 0.8%
1,510,000	GXS Worldwide, Inc.	B	9.75%	06/15/2015	06/15/12 @ 105	1,479,800

	Investment Companies - 0.7%
900,000	Offshore Group Investment Ltd. (Cayman Islands)	B-	11.50%	08/01/2015	02/01/13 @ 109	958,500
210,000	Offshore Group Investments Ltd. (Cayman Islands)(a)	B-	11.50%	08/01/2015	02/01/13 @ 109	223,650
						1,182,150

	Iron & Steel - 0.2%
240,000	Standard Steel, LLC/Standard Steel Finance Corp.(a)	B	12.00%	05/01/2015	05/01/13 @ 106	279,600

	Media - 0.2%
500,000	DCP, LLC/DCP Corp.(a)	B+	10.75%	08/15/2015	08/15/13 @ 105	427,500

	Mining - 0.6%
1,025,000	Midwest Vanadium Pty Ltd. (Australia)(a)	B-	11.50%	02/15/2018	02/15/15 @ 106	968,625

	Packaging & Containers - 1.0%
1,575,000	Pregis Corp.	CCC	12.38%	10/15/2013	10/15/11 @ 100	1,449,000
300,000	Pretium Packaging LLC / Pretium Finance, Inc.(a) (b)	B	11.50%	04/01/2016	04/01/14 @ 106	294,750
						1,743,750

	Retail - 1.5%
1,721,000	CKE Restaurants, Inc.	B-	11.38%	07/15/2018	07/15/14 @ 106	1,830,714
850,000	Liz Claiborne, Inc.(a)	B-	10.50%	04/15/2019	04/15/14 @ 105	856,375
						2,687,089

	Software - 0.3%
300,000	Lawson Software, Inc.(a)	B-	11.50%	07/15/2018	07/15/15 @ 106	274,500
400,000	Open Solutions, Inc.(a)	CCC+	9.75%	02/01/2015	02/01/12 @ 102	224,000
						498,500

	Telecommunications - 0.8%
1,086,000	Clearwire Communications, LLC/Clearwire Finance, Inc.(a)	CCC+	12.00%	12/01/2015	12/01/12 @ 106	1,026,270
300,000	CommScope, Inc.(a)	B	8.25%	01/15/2019	01/15/15 @ 104	297,000
						1,323,270

	Textiles - 0.1%
100,000	Empire Today LLC/Empire Today Finance Corp.(a)	B-	11.38%	02/01/2017	02/01/14 @ 106	93,500

	Transportation - 0.5%
400,000	Marquette Transportation Company/Marquette Transportion Finance Corp.	B-	10.88%	01/15/2017	01/15/13 @ 108	391,000
150,000	Quality Distribution, LLC/QD Capital Corp.	B-	9.88%	11/01/2018	11/01/14 @ 105	149,812
400,000	United Maritime Group, LLC/United Maritime Group Finance Corp.(b)	B	11.75%	06/15/2015	12/15/12 @ 106	403,000
						943,812

	Total Corporate Bonds - 44.7%
	(Cost $79,820,955)					78,158,878

	Asset Backed Securities - 49.8%
	Automobile - 0.0%
82,042	Bush Truck Leasing LLC, Series 2011-AA, Class C(a)	NR	5.00%	09/25/2018	N/A	81,825

	Collateralized Debt Obligations - 4.7%
1,303,610	Aspen Funding I Ltd., Series 2002-1A, Class A1L (Cayman Islands)(a) (f)	A	0.85%	10/31/2013	N/A	1,109,176
201,052	Commodore CDO I Ltd., Series 1A, Class A (Cayman Islands)(a) (f)	BBB	0.85%	02/24/2034	N/A	184,372
799,681	Coronado CDO Ltd., Series 1A, Class A1 (Cayman Islands)(a) (f)	BB+	0.77%	09/04/2038	N/A	582,919
260,437	Diversified Asset Securitization Holdings II, Series 1X, Class A1L (Cayman Islands)(f)	A	0.74%	09/15/2035	N/A	220,314
1,075,877	Diversified Asset Securitization Holdings III, Series 1A, Class A2 (Cayman Islands)(a)	A	7.42%	07/05/2036	N/A	977,865
3,970,319	Duke Funding Ltd., Series 2003-5A, Class 1W (Cayman Islands)(a) (f)	CCC	0.82%	04/30/2015	N/A	2,064,566
351,141	MWAM CBO Ltd., Series 2001-1A, Class A (Cayman Islands)(a) (f)	AA	0.98%	01/30/2031	N/A	329,515
395,561	Putnam Structured Product CDO, Series 2001-1A A1 SS (Cayman Islands)(a) (f)	Aa3	0.81%	02/25/2032	N/A	367,334
1,197,793	Putnam Structured Product CDO, Series 2002-1A, Class A2 (Cayman Islands)(a) (f)	BB+	0.89%	01/10/2038	N/A	951,635
994,004	Putnam Structured Product CDO, Series 2003-A1LT, Class A1 (Cayman Islands)(a) (f)	BB-	0.66%	10/15/2038	N/A	860,082
154,592	Saturn Ventures Ltd. (Cayman Islands)(a) (f)	AA	0.76%	11/03/2038	N/A	149,354
422,680	Saybrook Point CBO Ltd., Series 2001-1A, Class A (Cayman Islands)(a) (f)	BB	0.79%	02/25/2031	N/A	388,996
						8,186,128

	Collateralized Loan Obligations - 22.2%
500,000	Alm Loan Funding, Series 2010-3A, Class C (Cayman Islands)(a) (f)	BBB	4.30%	11/20/2020	N/A	477,975
300,000	ARCC Commercial Loan Trust, Series 2006-1A, Class C(a) (f)	BB+	0.95%	12/20/2019	N/A	266,664
2,000,000	Black Diamond CLO Ltd., Series 2006-1A, Class B (Cayman Islands)(a) (b) (f)	A+	0.64%	04/29/2019	N/A	1,670,580
2,000,000	Black Diamond CLO Ltd., Series 2006-1A, Class C (Cayman Islands)(a) (f)	BBB+	0.94%	04/29/2019	N/A	1,617,360
2,659,775	Business Loan Express, Series 2006-AA, Class A(a) (f)	AAA	0.45%	10/20/2038	N/A	1,774,540
798,560	Business Loan Express, Series 2007-AA, Class A(a) (f)	AAA	0.61%	10/20/2040	05/20/20 @ 100	527,049
2,337,324	CapitalSource Commercial Loan Trust, Series 2006-2A, Class C(a) (b) (f)	BBB+	0.89%	09/20/2022	07/20/12 @ 100	2,216,126
750,000	CapitalSource Commercial Loan Trust, Series 2006-2A, Class D(a) (f)	B+	1.73%	09/20/2022	N/A	691,065
500,000	CapitalSource Commerical Loan Trust, Series 2006-2A, Class E(a) (f)	CCC-	2.71%	09/20/2022	N/A	455,875
1,000,000	Churchill Financial Cayman Ltd., Series 2007-1A, Class C (Cayman Islands)(a) (f)	BBB-	1.50%	07/10/2019	N/A	766,980
1,000,000	Churchill Financial Cayman Ltd., Series 2007-1A, Class D1 (Cayman Islands)(a) (f)	BBB+	2.85%	07/10/2019	N/A	807,450
1,000,000	Churchill Financial Cayman Ltd., Series 2007-1A, Class D2 (Cayman Islands)(a)	BB-	8.37%	07/10/2019	N/A	967,090
250,000	Cratos CLO Ltd., Series 2007-1A, Class C (Cayman Islands)(a) (f)	AA-	1.40%	05/19/2021	N/A	200,152
500,000	DFR Middle Market CLO Ltd., Series 2007-1A, Class C(a) (f)	A	2.55%	07/20/2019	N/A	444,105
5,050,000	Eastland CLO Ltd., Series 2007-1A, Class A2B(a) (b) (f)	A+	0.58%	05/01/2022	N/A	3,874,764
500,000	Emporia Preferred Funding, Series 2005-1A, Class B1 (Cayman Islands)(a) (f)	AA-	0.80%	10/12/2018	N/A	428,185
1,000,000	Emporia Preferred Funding, Series 2005-1A, Class C (Cayman Islands)(a) (b) (f)	A-	1.20%	10/12/2018	N/A	777,560
500,000	FM Leveraged Capital Fund, Series 2005-1A, Class B (Cayman Islands)(a) (f)	A+	0.80%	08/01/2017	N/A	441,610
1,000,000	Friedbergmilstein Private Capital Fund, Series 2004-1A, Class B2 (Cayman Islands)(a) (b)	AA	5.41%	01/15/2019	N/A	1,012,680
250,000	Gale Force CLO Ltd., Series 2007-3A, Class C (Cayman Islands)(a) (f)	BBB+	0.95%	04/19/2021	N/A	176,671
250,000	Genesis CLO Ltd., Series 2007-2A, Class D (Cayman Islands)(a) (f)	BBB	4.25%	01/10/2016	N/A	227,770
1,000,000	GSC Partners CDO Fund Ltd., Series 2006-7A, Class C (Cayman Islands)(a) (f)	BBB+	1.31%	05/25/2020	N/A	580,000
500,000	Marlborough Street CLO, Ltd., Series 2007-1A (Cayman Islands)(a) (f)	A	1.00%	04/18/2019	N/A	391,030
1,000,000	MC Funding Ltd. / MC Funding 2006-1, LLC, Series 2006-1A, Class C (Cayman Islands)(a) (f)	Baa3	1.20%	12/20/2020	N/A	764,130
800,000	Mountain View Funding CLO, Series 2007-3A, Class A2 (Cayman Islands)(a) (f)	AAA	0.59%	01/31/2013	N/A	677,616
1,000,000	Nantucket CLO Ltd., Series 2006-1A, Class B (Cayman Islands)(a) (b) (f)	AA	0.73%	11/24/2020	N/A	814,360
500,000	Navigator CDO Ltd., Series 2004-1A, Class B2 (Cayman Islands)(a)	BB+	5.59%	01/14/2017	N/A	487,355
300,000	PCDO, Series 2005-5X, Class B2 (Cayman Islands)	BBB-	5.81%	01/26/2020	N/A	282,099
1,500,000	Rosedale CLO Ltd., Series I-A, Class AIJ (Cayman Islands)(a) (b) (f)	A+	0.66%	07/24/2021	N/A	1,252,380
514,262	Sargas CLO II Ltd., Series 2006-1A, Class E (Cayman Islands)(a) (f)	B+	4.25%	10/20/2018	N/A	459,632
500,000	Shinnecock CLO (Cayman Islands)(a) (f)	BBB+	1.15%	07/15/2018	N/A	355,000
1,000,000	Standard Chartered PLC (United Kingdom) (f)	NR	0.29%	03/02/2014	N/A	941,540
2,000,000	Stanfield Modena CLO Ltd., Series 2004-1A, Class C (Cayman Islands)(a) (b) (f)	BBB-	1.50%	09/22/2016	N/A	1,821,340
500,000	Start CLO Ltd., Series 2008-5X (Cayman Islands)(f)	NR	22.10%	01/09/2013	N/A	505,680
2,000,000	TCW Global Project Fund, Series 2004-1A, Class A1 (Cayman Islands)(a) (f)	AAA	1.15%	06/15/2016	N/A	1,726,840
2,000,000	TCW Global Project Fund, Series 2004-1A, Class B1 (Cayman Islands)(a) (f)	BBB	2.20%	06/15/2016	N/A	1,227,100
1,000,000	TCW Global Project Fund, Series 2005-1A, Class B2 (Cayman Islands)(a)	A	5.79%	09/01/2017	N/A	874,720
4,000,000	Telos CLO Ltd., Series 2006-1A, Class A2 (Cayman Islands)(a) (f)	AA+	0.65%	10/11/2021	N/A	3,258,800
2,500,000	Telos CLO Ltd., Series 2006-1A, Class B (Cayman Islands)(a) (b) (f)	A+	0.74%	10/11/2021	N/A	1,958,500
1,000,000	Zohar CDO, Series 2007-3A, Class A2 (Cayman Islands)(a) (f)	BB+	0.80%	04/15/2019	N/A	598,890
						38,799,263

	Commercial Real Estate - 0.9%
2,000,000	Wrightwood Capital Real Estate CDO Ltd., Series 2005-1A, Class A1 (Cayman Islands)(a) (f)	AAA	0.62%	11/21/2040	N/A	1,600,000

	Commercial Receivables - 0.3%
500,000	FCC Financing Subsidiary, LLC, Series 2010-1A, Class B(a) (f)	NR	12.96%	03/31/2017	N/A	540,000

	Credit Cards - 2.0%
1,000,000	LCP Rights Trust, Series 2010-1, Class A	NR	14.55%	07/17/2017	N/A	999,940
290,323	LCP Rights Trust, Series 2010-1, Class C	NR	19.21%	07/17/2017	N/A	290,282
357,143	LCP Rights Trust, Series 2010-1, Class D	NR	14.55%	01/15/2016	N/A	357,122
750,000	LCP Rights Trust, Series 2010-1, Class F	NR	19.21%	01/15/2016	N/A	749,910
500,000	LCP Rights Trust, Series 2010-1, Class G	NR	11.71%	09/18/2018	N/A	499,980
200,000	LCP Rights Trust, Series 2010-1, Class H	NR	14.56%	09/18/2018	N/A	199,986
400,000	LCP Rights Trust, Series 2010-1, Class I	NR	18.29%	09/18/2018	N/A	399,956
						3,497,176

	Financial - 0.0%
32,785	Blue Falcon, Series A-2(a)	NR	3.19%	12/25/2016	N/A	32,374

	Insurance - 2.3%
1,586,861	321 Henderson Receivables I, LLC, Series 2007-3A, Class A(a) (b)	BBB	6.15%	10/15/2048	08/15/35 @ 100	1,784,971
392,139	321 Henderson Receivables I, LLC, Series 2008-1A, Class A(a)	AA+	6.19%	01/15/2044	06/15/24 @ 100	456,536
500,000	321 Henderson Receivables I, LLC, Series 2008-1A, Class B(a) (b)	AA	8.37%	01/15/2046	02/15/28 @ 100	576,738
500,000	321 Henderson Receivables I, LLC, Series 2008-1A, Class C(a)	A	9.36%	01/15/2048	07/15/29 @ 100	594,160
500,000	321 Henderson Receivables I, LLC, Series 2008-1A, Class D(a)	BBB	10.81%	01/15/2050	05/15/31 @ 100	616,445
						4,028,850

	Other - 0.9%
1,477,217	Glenn Pool Oil & Gas Trust	NR	6.00%	08/02/2021	N/A	1,512,464

	Student Loans - 0.2%
202,567	MRU Student Loan Trust, Series 2008-1A, Class C(a) (f)	A	7.75%	01/25/2041	N/A	30,952
320,169	MRU Student Loan Trust, Series 2008-A, Class A1A(a)	AAA	7.40%	01/25/2041	N/A	223,369
202,567	MRU Student Loan Trust, Series 2008-A, Class B(a) (f)	AA	5.75%	01/25/2041	N/A	38,893
						293,214

	Timeshare - 2.1%
1,688,392	Diamond Resorts Owner Trust, Series 2009-1, Class A(a) (b)	A	9.31%	03/20/2026	11/20/13 @ 100	1,808,667
898,371	Sierra Receivables Funding Co., Series 2006-1A, Class A1(a) (b)	BBB-	5.84%	05/20/2018	06/20/12 @ 100	917,983
399,904	Silverleaf Finance, LLC, Series 2010-A, Class B(a)	BBB	8.00%	07/15/2022	09/15/15 @ 100	389,101
556,900	Silverleaf Finance, LLC, Series 2011-A, Class A(a)	NR	9.00%	06/15/2023	N/A	525,245
						3,640,996

	Transportation - 9.0%
1,796,627	Aircraft Lease Securitisation Ltd., Series 2007-1A, Class G3 (Channel Islands)(a) (b) (f)	A-	0.47%	05/10/2032	N/A	1,652,897
12,346,237	Airplanes Pass-Through Trust, Series 2001-1A, Class A9(b) (f)	CCC	0.76%	03/15/2019	N/A	7,901,592
934,715	Aviation Capital Group Trust, Series 2000-1A, Class A1(a) (f)	BB	0.69%	11/15/2025	N/A	584,197
4,795,742	Aviation Capital Group Trust, Series 2003-2A, Class B1(a) (f)	BBB	3.21%	09/20/2033	N/A	3,836,594
687,954	Blade Engine Securitization Ltd., Series 2006-1A, Class B (Cayman Islands)(a) (f)	BBB+	3.21%	09/15/2041	N/A	577,441
53,376	Helios Finance LP, Series 2007-S1, Class B1 (Cayman Islands)(a) (f)	BBB	0.91%	10/20/2014	N/A	53,104
525,459	Lease Investment Flight Trust, Series 1, Class A3(b) (f)	B+	0.64%	07/15/2016	N/A	520,204
749,717	Vega Containervessel PLC, Series 2006-1A, Class A (Ireland)(a) (b)	Ba3	5.56%	02/10/2021	N/A	704,734
						15,830,763

	Trust Preferred Stocks - 1.8%
6,000,000	Attentus CDO Ltd., Series 2007-3A, Class A1B (Cayman Islands)(a) (f)	AAA	0.51%	10/11/2042	N/A	3,229,620

	Whole Business - 3.4%
500,000	Adams Outdoor Advertising LP, Series 2010-1, Class B(a) (b)	Ba2	8.84%	12/20/2040	N/A	555,652
1,100,000	Adams Outdoor Advertising LP, Series 2010-1, Class C(a) (b)	B3	10.76%	12/20/2040	N/A	1,229,029
1,476,136	Cajun Global LLC, Series 2011-1A, Class A2(a) (b)	BBB	5.96%	02/20/2041	N/A	1,527,801
600,000	NuCO2 Funding, LLC, Series 2008-1A, Class A1(a)	Baa2	7.25%	06/25/2038	N/A	626,760
1,985,000	Sonic Capital LLC, Series 2011-1A, Class A2(a) (b)	BBB	5.44%	05/20/2041	N/A	2,027,181
						5,966,423

	Total Asset Backed Securities - 49.8%
	(Cost $82,179,407)					87,239,096

	Collateralized Mortgage Obligations - 19.5%
	Commercial Mortgage Backed Securities - Military Housing - 1.0%
1,000,000	Hampton Roads PPV, LLC(a) (b)	Ba2	6.07%	12/15/2041	N/A	818,600
1,000,000	Hampton Roads PPV, LLC(a) (b)	Ba2	6.17%	06/15/2053	N/A	805,880
						1,624,480

	Commercial Mortgage Backed Securities - Non-Traditional - 0.4%
750,000	Timberstar Trust, Series 2006-1A, Class C(a) (b)	A	5.88%	10/15/2036	N/A	761,441

	Commercial Mortgage Backed Securities - Traditional - 15.1%
500,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2003-2, Class G(a) (f)	A-	5.52%	03/11/2041	N/A	431,157
1,000,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2004-5, Class B(b) (f)	AA+	5.06%	11/10/2041	N/A	950,574
500,000	Citigroup Commercial Mortgage Trust, Series 2004-C2, Class E(a) (f)	A-	5.02%	10/15/2041	N/A	453,387
1,200,000	Citigroup Commercial Mortgage Trust, Series 2007-C6, Class AM(f)	BBB+	5.89%	12/10/2049	N/A	1,089,277
13,500,000	Commercial Mortgage Pass-Through Certificates, Series 2006-C7, Class A4(b) (f) (g)	AAA	5.94%	06/10/2046	N/A	14,894,078
1,000,000	Commercial Mortgage Pass-Through Certificates, Series 2006-C7, Class AM(b) (f)	A	5.97%	06/10/2046	N/A	951,300
1,000,000	Commercial Mortgage Pass-Through Certificates, Series 2006-CN2A, Class F(a) (b) (f)	CCC+	5.76%	02/05/2019	N/A	962,113
1,500,000	Credit Suisse Mortgage Capital Certificates, Series 2006-C3, Class AM(b) (f)	BBB-	6.01%	06/15/2038	N/A	1,410,445
2,600,000	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LD11, Class AM(b) (f)	BB+	6.00%	06/15/2049	N/A	2,057,949
1,165,000	Morgan Stanley Capital I, Series 2005-HQ6, Class AJ(b) (f)	A-	5.07%	08/13/2042	N/A	998,083
200,000	Morgan Stanley Capital I, Series 2005-IQ9, Class C	A-	4.91%	07/15/2056	N/A	173,832
1,000,000	Morgan Stanley Capital I, Series 2006-HQ10, Class AM(b)	Aa2	5.36%	11/12/2041	N/A	925,906
1,250,000	Morgan Stanley Capital I, Series 2006-IQ12, Class AM(b)	A	5.37%	12/15/2043	N/A	1,137,095
						26,435,196

	Residential Mortgage Backed Securities - 3.0%
784,390	Asset Backed Funding Certificates, Series 2005-AQ1, Class A6(b) (h)	AAA	4.78%	06/25/2035	05/25/21 @ 100	741,184
2,748,078	Countrywide Home Equity Loan Trust, Series 2004-S, Class 1A(f)	CCC	0.45%	02/15/2030	N/A	1,573,159
96,607	Deutsche ALT-A Securities, Inc. Alternate Loan Trust, Series 2006-AB4, Class A1A(f)	CCC	6.01%	10/25/2036	02/25/18 @ 100	53,143
478,638	GSAA Trust, Series 2007-5, Class 1F2A(b) (f)	CCC	5.79%	03/25/2047	01/25/23 @ 100	345,164
726,690	IndyMac Index Mortgage Loan Trust, Series 2006-AR9, Class 3A1(f)	Caa1	5.19%	06/25/2036	01/25/17 @ 100	604,283
354,376	New Century Home Equity Loan Trust, Series 2004-A, Class AII9 (f)	BBB+	5.21%	08/25/2034	02/25/23 @ 100	333,756
1,030,409	TBW Mortgage Backed Pass-Through Certificates, Series 2006-6, Class A3(h)	D	5.75%	11/20/2019	06/25/18 @ 100	516,746
2,374,475	TBW Mortgage Backed Pass-Through Certificates, Series 2006-6, Class A5B(h)	D	6.04%	11/20/2019	06/25/18 @ 100	1,136,410
						5,303,845

	Total Collateralized Mortgage Obligations - 19.5%
	(Cost $33,185,968)					34,124,962

	Term Loans - 3.4%(i)
	Electronics - 0.2%
283,064	Clientlogic Corp.(f)	NR	5.75%	01/30/2014	N/A	268,911

	Entertainment - 0.8%
700,000	MGM Mirage, Inc. (f)	NR	7.00%	02/21/2014	N/A	671,300
600,000	MGM Resorts International (f)	NR	7.00%	10/03/2011	N/A	575,400
100,000	Rock Ohio Caesars LLC (f)	NR	8.50%	08/11/2017	N/A	97,500
						1,344,200

	Leisure - 0.7%
1,379,436	Bushnell Performance Optics(f)	NR	4.50%	08/24/2013	N/A	1,275,978

	Pharmaceuticals - 0.0%
28,571	Catalent Pharma Solutions, Inc. (f)	NR	2.46%	04/10/2013	N/A	24,261

	Retail - 0.8%
982,346	Deb Shops, Inc.(f)	NR	10.00%	10/23/2013	N/A	439,600
959,322	Mattress Holding Corp.(f)	NR	2.50%	01/18/2014	N/A	882,576
150,000	Targus Group International, Inc. (f)	NR	11.00%	01/01/2020	N/A	144,750
						1,466,926

	Technology - 0.9%
99,706	API Technologies Corp. (f)	BB-	7.75%	06/27/2016	N/A	93,474
462,500	Flexera Software, Inc. (f)	BB-	7.50%	01/20/2017	N/A	439,375
1,000,000	Information Global Solutions (f)	NR	6.47%	04/12/2018	N/A	784,000
300,000	Sirva Worldwide, Inc. (f)	NR	10.75%	03/17/2017	N/A	294,000
						1,610,849

	Transportation - 0.0%
34,937	Carey International, Inc. (f)	NR	9.00%	01/25/2014	N/A	13,975

	Total Term Loans - 3.4%
	(Cost $6,837,644)					6,005,100

Number
of Shares	Description					Value
	Preferred Stocks - 2.8%
	Banks - 0.6%
40,000	BB&T Capital Trust VI(b)	BBB	9.60%			1,077,200

	Diversified Financial Services - 0.6%
50,000	Deutsche Bank Contingent Capital Trust II(b)	BBB+	6.55%			1,101,000
37,600	Lehman Brothers Holdings, Inc., Series J(j)	NR	7.95%			1,053
						1,102,053

	Insurance - 0.3%
20,000	Aegon NV (Netherlands)(b)	BBB	6.38%			430,800
3,800	ING Groep NV (Netherlands)(b)	B	7.05%			80,370
						511,170

	Telecommunications - 0.7%
1,000	Centaur Funding Corp. (Cayman Islands)(a)	Baa2	9.08%			1,138,750

	Transportation - 0.6%
40,000	Seaspan Corp., Series C (Marshall Islands)	NR	9.50%			1,066,400

	Total Preferred Stocks - 2.8%
	(Cost $5,704,813)					4,895,573

	Exchange Traded Funds - 17.0%
61,200	Financial Select Sector SPDR Fund(b) (k)					818,856
51,200	Industrial Select Sector SPDR Fund(b) (k)					1,658,368
22,800	iShares Russell 2000 Index Fund(b) (k)					1,655,052
59,500	PowerShares QQQ Trust, Series 1(b) (k)					3,276,070
16,400	ProShares Ultra QQQ(b) (k)					1,320,528
38,900	ProShares Ultra S&P500(b) (k)					1,718,213
48,200	SPDR Dow Jones Industrial Average ETF Trust(b) (k)					5,587,826
86,300	SPDR S&P 500 ETF Trust(b) (k)					10,533,778
10,400	SPDR S&P MidCap 400 ETF Trust(b) (k)					1,655,368
65,600	Technology Select Sector SPDR Fund(b) (k)					1,604,576
	(Cost $29,900,973)					29,828,635

	Exchange Traded Note - 0.1%
	Equity Fund - 0.1%
2,400	iPATH S&P 500 VIX MID-Term Futures ETN(b) (k)					150,888
	(Cost $146,644)

	Warrants - 0.0%
1,050	Alion Science and Technology Corp.(l)			03/15/2017		–
	(Cost $10)

	Total Long-Term Investments - 137.3%
	(Cost $237,776,414)					240,403,132

	Short-Term Investments - 3.9%
Principal
Amount	Description	Rating (S&P)*	Coupon	Maturity		Value
	Municipal Bonds - 0.5%
	Michigan - 0.5%
$400,000	Michigan Finance Authority State Aid Revenue Notes, School District of the City of Detroit, Series 2011A-1	SP-1	6.45%	02/20/2012		407,868
480,000	Michigan Finance Authority State Aid Revenue Notes, School District of the City of Detroit, Series 2011A-2	SP-1	6.65%	03/20/2012		491,467
	(Cost $880,000)					899,335

Number
of Shares	Description					Value
	Money Market Fund - 3.4%
5,869,410	Dreyfus Treasury Prime Cash Management Institutional Shares					5,869,410
	(Cost $5,869,410)

	Total Short-Term Investments - 3.9%
	(Cost $6,749,410)					6,768,745

	Total Investments - 141.2%
	(Cost $244,525,824)					247,171,877
	Other Assets in excess of Liabilities - 3.9%					7,007,881
	Total value of Options Written - (1.0%) (Premiums received - $715,634)					(1,824,420)
	Borrowings - (14.8%)					(25,959,955)
	Reverse Repurchase Agreements - (23.2%)					(40,677,904)
	TALF Loan - (6.1%)					(10,618,934)
	Net Assets - 100.0%					$ 175,098,545

AB - Stock Company
CBO - Collateralized Bond Obligation
CDO - Collateralized Debt Obligation
CLO - Collateralized Loan Obligation
FCB - Farmers Credit Bureau
LLC - Limited Liability Company
LP - Limited Partnership
N/A- Not Applicable
NV - Publicly Traded Company
PLC - Public Limited Company
SA - Corporation
S&P - Standard & Poor's
SAB de CV - Publicly Traded Company

*
Ratings shown are per Standard & Poor's, Moody's or Fitch.  Securities classified as NR are not rated. (For securities not rated by Standard & Poor's Rating Group, the rating by Moody's Investor Services, Inc. is provided.  Likewise, for securities not rated by Standard & Poor's Rating Group and Moody's Investor Services, Inc., the rating by Fitch Ratings is provided.)  All ratings are unaudited.  The ratings apply to the credit worthiness of the issuers of the underlying securities and not to the Fund or its shares.

** Date and price of the earliest optional call or put provision. There may be other call provisions at varying prices at later dates.
(a)
Securities are exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At August 31, 2011 these securities amounted to $118,174,253, which represents 67.5% of net assets applicable to common shares.

(b)
All or a portion of these securities have been physically segregated in connection with borrowings, swap agreements, and reverse repurchase agreements.  As of August 31, 2011, the total amount segregated was $138,322,953.

(c) Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
(d) Perpetual maturity.
(e)
The issuer of this security may elect to pay interest entirely in cash, entirely by issuing payment-in-kind shares, or pay 50% of the interest in cash and 50% of the interest by issuing payment-in-kind shares.

(f) Floating or variable rate coupon. The rate shown is as of August 31, 2011.
(g)
All or a portion of this security was acquired, and has been physically segregated in connection with the Fund's participation in the Term Asset-Backed Securities Loan Facility program (the "TALF program") operated by the Federal Reserve Bank of New York. As of August 31, 2011, the total amount physically segregated was $14,894,078.  See previously submitted notes to financial statements for the period ended May 31, 2011.

(h) Security is a "Step-up" bond where the coupon increases or steps up at a predetermined date. The rate shown reflects the rate in effect at he end of the reporting period.
(i)
Term loans held by the Fund have a variable interest rate feature which is periodically adjusted based on an underlying interest rate benchmark.  In addition, term loans may include mandatory and/or optional prepayment terms.  As a result, the actual maturity dates of the loan may be different than the amounts disclosed in the portfolios of investments.  Term loans may be considered restricted in that the Fund may be contractually obligated to secure approval from the Agent Bank and/or Borrower prior to the sale or disposition of loan.

(j) Non-income producing as security is in default.
(k) All or a portion of this security position represents cover for outstanding options written.
(l) Non-income producing security.
(m)
The issuer of this security will accrue interest on the secured note at a rate of 12% per annum and will make interest payments as follows: (1) 10% in cash and (2) 2% payment-in-kind shares of the secured note.

	Country Allocation***
	United States	73.4%
	Cayman Islands	17.6%
	British Virgin Islands	1.9%
	Ireland	1.8%
	United Kingdom	1.1%
	Sweden	0.7%
	France	0.7%
	Channel Islands	0.7%
	Mexico	0.6%
	Netherlands	0.5%
	Marshall Islands	0.4%
	Australia	0.4%
	Canada	0.2%

	***Subject to change daily. Based on long-term investments.

See previously submitted notes to financial statements for the period ended May 31, 2011.

GOF Guggenheim Strategic Opportunities Fund
Portfolio of Investments
August 31, 2011 (unaudited)

Contracts
(100 shares		Expiration	Exercise
per contract)	Options Written (l)	Month	Price	Value
	Call Options Written - (1.0%)
612	Financial Select Sector SPDR Fund	September 2011	$ 13.00	$ (38,556)
512	Industrial Select Sector SPDR Fund	September 2011	30.00	(136,192)
24	iPATH S&P 500 VIX Mid-Term Futures ETN	September 2011	55.00	(19,920)
228	iShares Russell 2000 Index	September 2011	69.00	(110,352)
595	Powershares QQQ Trust, Series 1	September 2011	52.00	(214,498)
164	ProShares Ultra QQQ	September 2011	70.00	(182,450)
389	ProShares Ultra S&P500	September 2011	41.00	(168,242)
482	SPDR Dow Jones Industrial Average ETF Trust	September 2011	112.75	(230,155)
863	SPDR S&P 500 ETF Trust	September 2011	118.00	(504,423)
104	SPDR S&P MidCap 400 ETF Trust	September 2011	150.00	(113,360)
656	Technology Select Sector SPDR Fund	September 2011	23.00	(106,272)
	Total Value of Options Written			$(1,824,420)
	(Premiums received $715,634)

GOF Guggenheim Strategic Opportunities Fund
Portfolio of Investments
August 31, 2011 (unaudited)

The Fund entered into swap agreements during the period ended August 31, 2011 to potentially enhance return. Details of the swap agreements outstanding as of August 31, 2011 were as follows:

Credit Default Swap Agreements

Counterparty	Reference Entity	Buy/Sell Protection	Termination Date	Implied Credit Spread at August 31, 2011 (2)	Notional Amount (000)	Receive Fixed Rate	Unrealized Appreciation/ (Depreciation)
Goldman Sachs(1)	Basket of distinct corporate entities	Sell	09/20/14	13.34%	$ 3,000	1.180%	$ (997,449)

Interest Rate Swap Agreements

Counterparty		Floating Rate	Termination Date		Notional Amount (000)	Receive Fixed Rate	Unrealized Appreciation/ (Depreciation)
Goldman Sachs (3)		3 Month LIBOR	01/04/38		$ 10,000	5.675%	$ 663,226
Goldman Sachs (3)		3 Month LIBOR	07/07/38		5,000	5.753	443,194
Goldman Sachs (3)		3 Month LIBOR	01/12/15		5,000	3.095	68,822

							$ 1,175,242

Total Unrealized Appreciation for Swap Agreements							$ 177,793

(1) The Fund receives a fixed rate based upon the notional amount of $3 million and if a defined credit event occurs, pays cumulative losses in excess of a stated percentage on an underlying basket of distinct corporate entities with an aggregate notional value of $3 billion. The maximum loss exposure is $3 million.
(2) Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundless and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as "Defaulted" indicates a credit event has occurred for the referenced entity or obligation.
(3) The Fund pays the floating rate and receives the fixed rate.

At August 31, 2011, the Fund had the following unfunded loan commitments which could be extended at the option of the borrower:
	Borrower	Principal Amount	Unrealized Appreciation (Depreciation)
	Level 3 Communications LLC	500,000	$ -
	PTS Catalent	471,429	(71,124)
	ServiceMaster Revolver	800,000	(72,000)
			$ (143,124)

At August 31, 2011 (unaudited), the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation on Investments
$245,081,731	$14,704,322	$ (12,614,176)	$ 2,090,146

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. There are three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs
(e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund adopted the Accounting Standard Update, Fair Value Measurements and Disclosures
(Topic 820):Improving Disclosures about Fair Value Measurements which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions ii) transfers between all levels (including Level 1 and Level 2) on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reasons(s) for the transfer and iii) purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 rollforward rather than as one net number.

The Fund values Level 1 securities using readily available market quotations in active markets. The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. In addition, the Fund values certain Level 2 fixed income securities using broker quotes. The
Fund values Level 2 equity securities using various observable market inputs in accordance with procedures established in good faith by management and approved by the Board of Trustees.
The Fund did not have any Level 3 securities at August 31, 2011.

The following table represents the Fund's investments carried on the Statement of Assets and
Liabilities by caption and by level with the fair value hierarchy at August 31, 2011.

Description	Level 1	Level 2		Level 3	Total
(value in $000s)
Assets:
Corporate Bonds	$-	$78,159		$-	$78,159
Asset Backed Securities	-	87,239		-	87,239
Collateralized Mortgage Obligations	-	34,125		-	34,125
Term Loans	-	6,005		-	6,005
Preferred Stock:
Banks	1,077	-		-	1,077
Diversified Financial Services	1,101	1		-	1,102
Insurance	511	-		-	511
Telecommunications	-	1,139		-	1,139
Transportation	1,066	-		-	1,066
Exchange Traded Funds	29,829	-		-	29,829
Exchange Traded Note	151	-		-	151
Warrants	-	-	*	-	-	*
Municipal Bonds	-	899		-	899
Money Market Fund	5,869	-		-	5,869
Interest Rate Swaps	1,175	-		-	1,175
Total	$40,779	$207,567		$-	$248,346

Liabilities:
Credit Default Swaps	$-	$997		$-	$997
Options Written	1,824	-		-	1,824
TALF Loan	-	10,619		-	10,619
Unfunded Commitments	-	143		-	143
Total	$1,824	$11,759		$-	$13,583
*Amount rounds to less than $1

There were no transfers between levels.

Item 2.    Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing date of this report and have concluded, based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)
There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3.    Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Guggenheim Strategic Opportunities Fund

By:          /s/ Kevin M. Robinson
Kevin M. Robinson
Chief Executive Officer and Chief Legal Officer

Date:       October 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:          /s/ Kevin M. Robinson
Kevin M. Robinson
Chief Executive Officer and Chief Legal Officer

Date:       October 26, 2011

By:          /s/ John Sullivan
John Sullivan
Chief Financial Officer, Chief Accounting Officer & Treasurer

Date:       October 26, 2011